Related party transactions - Details of Balances with Related Parties (Detail) - USD ($)	3 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016
Related Party Transaction [Line Items]
Accounts receivable	$ 1,945,000		$ 2,532,000
Accounts payable	5,284,000		8,184,000
Deferred consideration	0		1,836,000
Term Loan	0		47,592,000
Preferred Shares Non-cash PIK Dividends	0		106,459,000
Amount of transaction with related party	13,004,000	$ 15,388,000
Non-cash PIK Dividends issued or declared with respect to Preferred Shares	0
Real Shareholder
Related Party Transaction [Line Items]
Preferred Shares Non-cash PIK Dividends	0		19,400,000
HI Holdings Playa
Related Party Transaction [Line Items]
Preferred Shares Non-cash PIK Dividends	0		$ 87,100,000
Quarterly Payments | Playa H&R Holdings B.V. | Real Shareholder
Related Party Transaction [Line Items]
Amount of transaction with related party	1,100,000
Face Amount of Term Loan | Real Shareholder
Related Party Transaction [Line Items]
Amount of transaction with related party	$ 50,000,000